Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of share-based payment arrangements [text block] [Abstract]
Schedule of fair value measurement of equity-settled share options
	Year ended December 31,
	2020	2019	2018

Dividend yield (%)	0	0	0
Expected volatility of the share prices (%)	74%-79%	78%-84%	93%-95%
Risk-free interest rate (%)	0.6-1.38	1.92-2.63	2.63-2.88

Schedule of stock option activity
	2020		2019
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		USD		USD

Outstanding at beginning of year	3,405,188	4.76	3,197,616	3.07
Granted	1,492,700	4.91	790,300	8.82
Expired	74,744	8.60	39,094	5.21
Exercised	652,143	1.00	480,878	0.27
Forfeited	278,287	7.94	62,756	6.16

Share options outstanding at end of year	3,892,714	5.15	3,405,188	4.76

Share options exercisable at end of year	2,161,439	4.45	1,865,572	2.68